Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

(in millions)	2016	2015
Balance, beginning of year	$4,173	$3,732
Acquisition of ITC (Note 27)	8,106	—
Acquisition of Aitken Creek (Note 27)	27	—
Foreign currency translation impacts	58	441
Balance, end of year	$12,364	$4,173